PROMISSORY NOTES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Promissory note issued value	$ 48,167		$ 59,837
Interest expenses	$ 12,307	$ 3,913	8,922	$ 17,352
Minimum [Member]
Interest rate	8.00%
Maximum [Member]
Interest rate	15.00%
Promissory Note [Member]
Promissory note issued value	$ 57,345
Outstanding note balance	$ 88,949		$ 31,604
Interest rate	10.00%
EDIL Loan [Member]
Principal amount	$ 46,000
Maturity date	March 2052
Interest rate	3.75%